Business Acquisitions - Schedule of Valuation of the Inventory, Fixed Assets, Intangible Assets, Goodwill and Liabilities Assumed (Parentheticals) (Details)	Dec. 31, 2024
Trademark [Member]
Schedule of Valuation of the Inventory, Fixed Assets, Intangible Assets, Goodwill and Liabilities Assumed [Line Items]
Useful lives	5 years
Non-compete agreement [Member]
Schedule of Valuation of the Inventory, Fixed Assets, Intangible Assets, Goodwill and Liabilities Assumed [Line Items]
Useful lives	2 years
Client List [Member]
Schedule of Valuation of the Inventory, Fixed Assets, Intangible Assets, Goodwill and Liabilities Assumed [Line Items]
Useful lives	5 years